Supplemental Cash Flow Information (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow [Line Items]
Capital expenditures included in current liabilities	[1]	$ 128.4		$ 78.5
Cash paid for interest, net of interest capitalized amounts		96.9		53.6
Cash paid for income taxes		$ 32.3	[2]	$ 21.2
Predecessor
Supplemental Cash Flow [Line Items]
Capital expenditures included in current liabilities	[1]				$ 53.1
Cash paid for interest, net of interest capitalized amounts					38.4
Cash paid for income taxes					$ 15.3

[1]	Capital expenditures included in current liabilities is comprised of "Accrued capital expenditures" and certain other amounts included within "Accounts payable" on the Consolidated Balance Sheets.
[2]	Cash paid for income taxes for the year ended December 31, 2015 includes $20.9 million paid to NiSource under the Tax Allocation Agreement.